Note 9 - Long-Term Investments (Tables)	12 Months Ended
Oct. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
As of October 31	2013	2012
Investment in Celerion(a)	$1,450	$1,450
Investment in LCC Legacy Holdings (formerly Lumira Capital Corp.)(b)	-	-
Long-term investments	$1,450	$1,450